Financial Assets and Liabilities - Summary of Fair Value Hierarchy (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets and liabilities [line items]
Convertible senior notes	€ 432,200	€ 407,100
Derivative liabilities	159,059	143,296
Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Derivative liabilities	159,059	143,296	€ 86,385	€ 157,950
Carrying amount [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Financial assets measured at amortized cost		7,275
Financial liabilities measured at amortized cost	576,737	545,472
Financial liabilities measured at fair value through profit or loss	159,059	143,296
Carrying amount [member] | Level 1 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Marketable securities		7,275
Carrying amount [member] | Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Convertible senior notes	432,190	407,095
Royalty funding liabilities	144,547	138,377
Derivative liabilities	159,059	143,296
Fair value [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Financial assets measured at amortized cost		7,266
Financial liabilities measured at amortized cost	559,467	529,385
Financial liabilities measured at fair value through profit or loss	159,059	143,296
Fair value [member] | Level 1 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Marketable securities		7,266
Fair value [member] | Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Convertible senior notes	412,122	385,410
Royalty funding liabilities	147,345	143,975
Derivative liabilities	€ 159,059	€ 143,296